Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (46,421)	$ (49,317)	$ (43,500)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	538	585	557
Stock-based compensation	9,142	14,542	13,012
Stock-based compensation to service providers	664	1,186	629
Revaluation of warrants	(297)	(447)	(756)
Revaluation of convertible bonds	308	(81)
Issuance costs related to convertible bonds		737
Finance income, net	(5,259)
Change in operating assets and liabilities:
Trade receivable, net	(418)	1,105	694
Prepaid expenses and other receivables	815	(474)	(187)
Operating lease ROU assets and liabilities, net	602	224	86
Trade payables	113	(553)	(103)
Employees and payroll accruals	423	367	55
Derivative Liabilities	50
Deferred revenue			(101)
Accrued expenses and other payables	1,616	(376)	(3,899)
Net cash used in operating activities	(38,124)	(32,502)	(33,513)
Cash flows from investing activities:
Change in bank deposits	(24,368)	4,609	(15,002)
Purchase of property and equipment	(303)	(622)	(249)
Net cash provided by (used in) investing activities	(24,671)	3,987	(15,251)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	30,758	13,787	22,496
Issuance costs related to convertible bonds		(459)
Proceeds from conversion of convertible debentures	21,696
Proceeds from exercise of warrants	493
Proceeds from exercise of options	482	205	703
Net cash provided by financing activities	53,429	13,533	23,199
Effect of exchange rate fluctuations on cash and cash equivalent		258	47
Decrease in cash, cash equivalents and restricted cash	(9,366)	(15,240)	(25,612)
Effect of exchange rate fluctuations on cash and cash equivalent included in Finance income	(94)
Cash, cash equivalents and restricted cash at the beginning of the year	13,768	28,750	54,315
Cash, cash equivalents and restricted cash at the end of the year	4,308	13,768	28,750
Supplemental non-cash disclosure:
Issuance of convertible bonds with proceeds placed in escrow	15,672	30,695
Exercise of warrants	118
Lease liabilities arising from obtaining right-of-use assets		660	1,713
Purchase of property and equipment	74	28	8
Supplemental disclosure of cash flows activities:
Interest paid	$ 287	$ 1,928